Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants fair value					$ 67
Fair value adjustment of warrants			$ 66	$ 67	$ (67)
Warrants outstanding		65,003
Weighted-average exercise price		$ 49.99
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock expired				535,830
Weighted-average exercise price					$ 79.15
Warrant [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock expired	65,003
Weighted-average exercise price	$ 49.99